Management of financial risks, financial instruments, and other risks (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Credit card receivables	$ 12,414,133	$ 8,233,072
Securities	8,805,745	9,947,138
Compulsory and other deposits at central banks	7,447,483	2,778,019
Cash and cash equivalents	5,923,440	4,172,316
Loans to customers	3,202,334	1,673,440
Other receivables	1,689,030	521,670
Other assets	936,209	$ 541,903
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	5,487,838
Securities	130,738
Compulsory and other deposits at central banks	7,447,483
Cash and cash equivalents	5,923,440
Loans to customers	526,535
Other receivables	554,951
Other assets	256
Total financial assets	20,071,241
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	4,481,950
Securities	132,503
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	930,798
Other receivables	633,694
Other assets
Total financial assets	6,178,945
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	2,939,438
Securities	753,192
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	2,144,616
Other receivables	541,943
Other assets
Total financial assets	6,379,189
Later than one year [member]
IfrsStatementLineItems [Line Items]
Credit card receivables	209,306
Securities	8,520,933
Compulsory and other deposits at central banks
Cash and cash equivalents
Loans to customers	1,012,688
Other receivables
Other assets
Total financial assets	9,742,927
Total [Member]
IfrsStatementLineItems [Line Items]
Credit card receivables	13,118,532
Securities	9,537,366
Compulsory and other deposits at central banks	7,447,483
Cash and cash equivalents	5,923,440
Loans to customers	4,614,637
Other receivables	1,730,588
Other assets	256
Total financial assets	$ 42,372,302